Accrued Liabilities (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Payables and Accruals [Abstract]
Summary of accrued liabilities

	September 30, 2019	March 31, 2019
	(Unaudited)
Vacation and paid time off	$189	$345
Professional fees and consulting costs	334	150
Accrued interest	158	11
Lease liability	8	95
Payroll and employee expenses	44	50
Legal fees	72	108
Other	67	69
	$872	$828

	2019	2018
Professional fees and consulting costs	$150	$325
Vacation and paid time off	345	278
Legal fees	108	100
Payroll and employee expenses	50	75
Hardware in transit	-	26
Other	175	276
Total	$828	$1,080